Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 3 — Going Concern

The Company has recurring net losses, which have resulted in an accumulated deficit of $17,810,231 as of June 30, 2022. The Company had negative cash flows from operations of $1,539,903 for the six months ended June 30, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements. The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan, raise capital, and generate revenues. The Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s current capital resources include cash. Historically, the Company has financed its operations principally through equity and debt financing.

Note 3 — Going Concern

The Company has recurring net losses, which have resulted in an accumulated deficit of $16,472,629 as of December 31, 2021. The Company incurred net income of $3,530,331 and positive working capital of $857,542 for the year ended December 31, 2021. The Company had negative cash flows from operations of $4,657,679 for the year ended December 31, 2021. At December 31, 2021, the Company had cash and cash equivalents of $4,699,372. These factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements. The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan, raise capital, and generate revenues. The Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and December 31, 2020

Note 3 — Going Concern (continued)

The Company’s current capital resources include cash, and inventories. Historically, the Company has financed its operations principally through equity and debt financing.